Submission	Mar. 25, 2026
Submission [Line Items]
Central Index Key	0001919776
Registrant Name	LIBERTY DEFENSE HOLDINGS, LTD.
Registration File Number	333-293217
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES